PGIM S&P 500 Buffer 20 ETF - September
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $50,894)(wb)	50,894	$50,894
Options Purchased*~ 103.1%
(cost $5,086,488)		5,283,332

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $5,137,382)		5,334,226
Options Written*~ (4.1)%
(premiums received $183,860)		(210,352)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,953,522)		5,123,874
Liabilities in excess of other assets(z) (0.0)%		(950)

Net Assets 100.0%		$5,122,924

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64		87		9	$5,174,561
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68		87		9	108,771
Total Options Purchased (cost $5,086,488)								$5,283,332

PGIM S&P 500 Buffer 20 ETF - September
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$624.05		87		9	$(182,088)
SPDR S&P 500 ETF Trust	Put	08/29/25	$450.94		87		9	(28,264)
Total Options Written (premiums received $183,860)							$(210,352)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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